Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Summary of stock option plans to employees and directors
	December 31, 2017		December 31, 2016		December 31, 2015
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at beginning of year	112,500	-	112,500	-	112,500	-
Granted during year	-	-	-	-	-	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Weighted average fair value of options & RSU granted
during year	-		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-